UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

August 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 142.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.5%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	500	$498,907
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	900	907,500
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	918	919,631
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	768	777,880
Term Loan, 6.25%, Maturing November 2, 2018	348	352,639
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	1,245	1,265,338
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)	1,725	948,530
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	1,741	1,752,133
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	2,214	2,205,400
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	864	860,626
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,380	5,386,012

		$15,874,596

Air Transport — 0.0%(3)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(2)	121	$96,711

		$96,711

Automotive — 5.5%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	1,600	$1,606,000
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	2,973	2,984,926
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	458	450,112
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017	5,511	5,587,990
Federal-Mogul Corporation
Term Loan, 2.13%, Maturing December 29, 2014	3,507	3,435,945
Term Loan, 2.13%, Maturing December 28, 2015	2,177	2,132,906
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	7,450	7,505,830
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018	2,089	2,113,362
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018	1,468	1,482,301
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	875	879,808
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	2,142	2,136,811
Tower Automotive Holdings USA, LLC
Term Loan, 4.75%, Maturing April 23, 2020	898	902,239

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		968	$972,526
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		3,217	3,209,902

			$35,400,658

Beverage and Tobacco — 0.6%
D.E Master Blenders 1753 N.V.
Term Loan, Maturing June 25, 2018(4)	EUR	2,775	$3,688,781

			$3,688,781

Building and Development — 1.5%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		1,400	$1,395,188
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		648	648,375
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		2,950	3,020,063
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		788	484,620
RE/MAX International, Inc.
Term Loan, 5.25%, Maturing July 31, 2020		1,950	1,957,313
Realogy Corporation
Term Loan, 3.20%, Maturing October 10, 2013		96	96,073
Term Loan, 4.50%, Maturing March 5, 2020		998	1,006,540
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		545	546,779
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		695	698,224

			$9,853,175

Business Equipment and Services — 13.9%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		4,129	$4,164,018
Acxiom Corporation
Term Loan, 3.25%, Maturing March 15, 2015		714	716,987
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		2,839	2,857,801
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		852	821,469
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		635	640,155
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		776	769,331
Term Loan, 5.00%, Maturing February 21, 2015		2,207	2,146,646
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		1,394	1,403,832
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		1,216	1,234,050
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		1,915	1,916,174
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		697	702,228
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		178	180,105
Term Loan, 6.25%, Maturing October 23, 2018		740	750,438
Brickman Group Holdings Inc.
Term Loan, 3.26%, Maturing October 14, 2016		703	707,334
Term Loan, 4.00%, Maturing September 28, 2018		887	892,126
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		1,212	1,224,244

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		498	$500,040
Ceridian Corp.
Term Loan, 4.43%, Maturing May 9, 2017		1,375	1,376,074
ClientLogic Corporation
Term Loan, 7.02%, Maturing January 30, 2017		1,790	1,763,191
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		546	549,116
Term Loan - Second Lien, 10.25%, Maturing March 1, 2018		1,000	1,007,500
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,025	1,021,797
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		2,294	2,184,584
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 11, 2019		2,239	2,266,734
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		575	580,750
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		2,108	2,155,195
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		651	652,221
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,791	1,796,224
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		2,188	2,197,011
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		725	726,963
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		1,000	1,001,875
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		525	526,313
Term Loan, 4.21%, Maturing April 30, 2018	EUR	246	326,963
Term Loan, 4.21%, Maturing April 30, 2018	EUR	1,754	2,335,453
Ista International GmbH
Term Loan, 4.18%, Maturing April 30, 2020	EUR	19	25,558
Term Loan, 4.18%, Maturing April 30, 2020	EUR	147	195,324
Term Loan, 4.18%, Maturing June 1, 2020	EUR	309	411,375
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		587	588,133
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		3,115	3,136,316
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		1,766	1,778,267
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,025	1,064,078
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		2,237	2,219,849
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016		909	909,941
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,000	986,900
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,338	1,344,839
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		575	572,844
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		275	275,913
Quintiles Transnational Corp.
Term Loan, 4.00%, Maturing June 8, 2018		5,702	5,726,887
Term Loan, 4.50%, Maturing June 8, 2018		296	297,980
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		758	750,460

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		1,617	$1,576,789
Term Loan, 4.44%, Maturing January 31, 2017		2,915	2,843,244
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		952	956,684
Term Loan, 4.00%, Maturing March 9, 2020		8,878	8,964,601
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		931	938,570
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		972	982,552
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		3,150	3,177,534
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		133	134,039
Term Loan, 6.00%, Maturing July 28, 2017		678	684,804
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		349	350,871
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		4,097	4,106,650

			$89,095,944

Cable and Satellite Television — 6.6%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		943	$935,803
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		443	445,374
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		4,888	4,901,558
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,500	1,487,696
Term Loan, 3.00%, Maturing January 4, 2021		1,225	1,216,504
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		1,577	1,573,177
CSC Holdings, Inc.
Term Loan, 2.68%, Maturing April 17, 2020		3,675	3,640,547
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019		1,200	1,200,965
Term Loan, 2.88%, Maturing April 17, 2020	EUR	775	1,026,108
Lavena Holding 3 GmbH
Term Loan, 4.09%, Maturing March 6, 2017	EUR	789	1,032,931
Term Loan, 4.09%, Maturing March 6, 2017	EUR	790	1,034,229
Term Loan, 4.09%, Maturing March 6, 2017	EUR	903	1,182,164
Term Loan, Maturing March 6, 2017(4)	EUR	308	402,828
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,100	1,095,353
Media Holdco, LP
Term Loan, 7.25%, Maturing July 24, 2018		920	924,977
Mediacom Illinois, LLC
Term Loan, 4.50%, Maturing October 23, 2017		897	900,335
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.97%, Maturing July 3, 2018	EUR	1,722	2,251,863
Sterling Entertainment Enterprises, LLC
Term Loan, 3.19%, Maturing December 28, 2017		825	810,645
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		875	879,922
Term Loan, 3.88%, Maturing March 26, 2021	EUR	4,346	5,758,857
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	1,650	2,572,529
Term Loan, 3.50%, Maturing June 8, 2020		5,525	5,506,287

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		348	$349,193
YPSO Holding SA
Term Loan, Maturing June 6, 2016(4)	EUR	203	270,333
Term Loan, Maturing June 6, 2016(4)	EUR	323	429,213
Term Loan, Maturing June 6, 2016(4)	EUR	474	630,501

			$42,459,892

Chemicals and Plastics — 4.8%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		162	$163,278
Term Loan, 4.50%, Maturing October 3, 2019		313	314,691
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		2,575	2,584,656
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		4,115	4,147,864
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		1,106	1,117,672
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		208	209,908
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		792	799,921
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		491	493,786
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		4,705	4,676,009
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		850	851,062
Term Loan - Second Lien, 7.75%, Maturing December 7, 2020		500	507,500
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		107	108,434
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		973	980,402
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		775	775,717
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	1,000,000
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		1,318	1,327,644
Schoeller Arca Systems Holding B.V.
Term Loan, 4.70%, Maturing December 18, 2014	EUR	72	67,808
Term Loan, 4.70%, Maturing December 18, 2014	EUR	206	193,333
Term Loan, 4.70%, Maturing December 18, 2014	EUR	222	208,045
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		608	614,458
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		420	423,507
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		3,250	3,287,918
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		5,678	5,566,806
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020		149	149,879

			$30,570,298

Clothing/Textiles — 0.1%
Wolverine Worldwide, Inc.
Term Loan, 4.16%, Maturing July 31, 2019		468	$469,909

			$469,909

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Conglomerates — 1.2%
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	1,225	$1,225,000
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016	2,613	2,586,907
Term Loan, 5.50%, Maturing October 18, 2017	555	552,536
Spectrum Brands, Inc.
Term Loan, 4.58%, Maturing December 17, 2019	3,222	3,250,393

		$7,614,836

Containers and Glass Products — 2.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020	2,394	$2,379,679
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,935	2,964,603
Pact Group (USA), Inc.
Term Loan, 3.75%, Maturing May 29, 2020	1,725	1,717,432
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	545	546,542
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	3,697	3,727,763
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018	590	596,721
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	693	696,176

		$12,628,916

Cosmetics/Toiletries — 0.6%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019	365	$367,682
Revlon Consumer Products Corporation
Term Loan, Maturing August 19, 2019(4)	1,350	1,351,688
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	2,419	2,346,369

		$4,065,739

Drugs — 3.0%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	494	$495,602
Term Loan, 5.50%, Maturing February 10, 2017	2,077	2,087,183
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	642	656,317
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	750	760,312
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019	500	502,500
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	1,315	1,312,750
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.38%, Maturing February 13, 2019	2,071	2,081,614
Term Loan, 4.38%, Maturing December 11, 2019	3,220	3,237,073
Term Loan, 4.50%, Maturing August 5, 2020	4,428	4,473,874
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016	270	270,675
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	619	620,305
Term Loan, 4.25%, Maturing March 15, 2018	1,421	1,424,925
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	1,120	1,122,866

		$19,045,996

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		2,189	$2,198,918
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		572	579,277
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.59%, Maturing March 31, 2016(5)	GBP	542	224,541

			$3,002,736

Electronics/Electrical — 11.2%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		1,828	$1,845,189
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		725	727,493
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		1,259	1,265,114
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,511	3,543,997
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		925	931,938
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016		565	567,032
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018		2,248	2,257,018
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		1,350	1,350,844
Dealer Computer Services, Inc.
Term Loan, Maturing April 21, 2016(4)		2,725	2,745,680
Term Loan - Second Lien, Maturing February 15, 2021(4)		600	614,625
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018		2,894	2,901,431
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018		3,889	3,916,667
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020		1,377	1,381,591
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		970	974,437
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020		3,217	3,240,061
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		3,316	3,320,451
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		373	375,131
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018		5,054	5,088,709
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019		1,047	1,049,557
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		1,559	1,577,211
MEI Conlux Holdings (US), Inc.
Term Loan, 5.00%, Maturing August 21, 2020		525	525,984
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		1,478	1,485,659
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		2,511	2,555,602
Term Loan, 4.75%, Maturing January 11, 2020		1,020	1,037,723
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		620	628,066
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		1,478	1,479,972
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		750	750,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	848	$847,875
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	5,454	5,519,758
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	650	665,302
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	1,366	1,377,907
Serena Software, Inc.
Term Loan, 4.18%, Maturing March 10, 2016	991	971,397
Term Loan, 5.00%, Maturing March 10, 2016	375	371,719
Shield Finance Co. S.a.r.l.
Term Loan, 6.50%, Maturing May 10, 2019	1,114	1,115,142
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	606	615,613
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,262	1,276,463
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	700	672,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,519	1,529,559
SS&C Technologies Inc.
Term Loan, 3.50%, Maturing June 7, 2019	124	124,221
Term Loan, 3.50%, Maturing June 7, 2019	1,200	1,202,043
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,364	1,368,635
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	623	628,487
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	121	121,215
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,097	1,104,108
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	1,817	1,827,916
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	500	505,300
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	1,751	1,769,972

		$71,751,814

Equipment Leasing — 0.5%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	3,167	$3,174,583

		$3,174,583

Financial Intermediaries — 5.6%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	694	$696,126
American Stock Transfer & Trust Company, LLC
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	998,750
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	825	822,937
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	2,310	2,314,445
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	597	599,045
First Data Corporation
Term Loan, 4.18%, Maturing March 23, 2018	4,136	4,107,020
Term Loan, 4.18%, Maturing September 24, 2018	2,100	2,079,000
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.19%, Maturing December 5, 2016	1,294	1,291,679
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	950	960,391

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	731	$731,402
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	898	904,694
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,200	1,212,720
iPayment, Inc.
Term Loan, 6.75%, Maturing May 8, 2017	1,019	991,302
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	4,255	4,238,881
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,107	1,118,573
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	932	938,650
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	474	477,168
Nuveen Investments, Inc.
Term Loan, 4.18%, Maturing May 15, 2017	6,728	6,723,590
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,372	1,389,994
Oz Management LP
Term Loan, 1.78%, Maturing November 15, 2016	1,481	1,384,851
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	299	299,624
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	1,633	1,648,013

		$35,928,855

Food Products — 6.2%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	1,443	$1,460,183
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018	727	725,470
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019	1,464	1,479,206
Clearwater Seafoods Limited Partnership
Term Loan, 5.75%, Maturing June 24, 2019	1,100	1,107,334
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020	1,150	1,142,813
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018	5,553	5,564,987
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020	1,796	1,797,103
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	11,625	11,713,094
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018	1,312	1,318,328
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	675	679,948
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	1,103	1,110,854
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	715	722,560
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	6,809	6,861,573
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	4,165	4,129,859

		$39,813,312

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 6.2%
Aramark Corporation
Term Loan, 3.69%, Maturing July 26, 2016		194	$194,478
Term Loan, 3.69%, Maturing July 26, 2016		348	349,630
Term Loan, 3.78%, Maturing July 26, 2016		2,401	2,411,288
Term Loan, 3.78%, Maturing July 26, 2016		5,298	5,316,361
Term Loan, 4.01%, Maturing July 26, 2016	GBP	1,188	1,831,068
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(2)		103	103,347
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		2,878	2,898,026
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		397	399,481
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,155	1,163,469
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		3,376	3,380,151
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		2,839	2,862,108
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		736	741,772
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		2,901	2,901,835
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		471	478,214
Sagittarius Restaurants, LLC
Term Loan, 6.25%, Maturing October 1, 2018		673	676,679
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		300	300,188
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		4,550	4,537,205
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		7,606	7,506,110
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		1,505	1,505,967

			$39,557,377

Food/Drug Retailers — 4.1%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		1,237	$1,246,244
Term Loan, 4.75%, Maturing March 21, 2019		807	809,818
Alliance Boots Holdings Limited
Term Loan, 3.61%, Maturing July 10, 2017	EUR	1,000	1,313,115
Term Loan, 3.98%, Maturing July 10, 2017	GBP	7,000	10,753,949
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		5,777	5,814,892
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		496	503,280
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		2,569	2,578,179
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		500	514,375
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		3,065	3,079,578

			$26,613,430

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		600	$601,500

			$601,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Health Care — 15.2%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	518	$522,002
Term Loan, 4.25%, Maturing June 30, 2017	640	644,652
Term Loan, 4.25%, Maturing June 30, 2017	2,604	2,622,340
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	423	424,456
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,375	1,378,438
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020	623	629,376
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	3,075	3,088,563
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019	498	503,408
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017	6,198	6,227,786
BSN Medical Inc.
Term Loan, 4.25%, Maturing August 28, 2019	650	653,656
Catalent Pharma Solutions Inc.
Term Loan, 3.68%, Maturing September 15, 2016	2,303	2,314,515
Term Loan, 4.25%, Maturing September 15, 2017	1,257	1,265,634
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019	941	949,080
Community Health Systems, Inc.
Term Loan, 3.76%, Maturing January 25, 2017	6,791	6,836,419
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	1,474	1,485,862
CRC Health Corporation
Term Loan, 4.68%, Maturing November 16, 2015	1,974	1,988,009
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	3,315	3,347,431
Term Loan, 4.00%, Maturing November 1, 2019	3,483	3,503,642
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,574	1,589,963
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	1,458	1,400,675
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	1,637	1,642,786
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,024	2,030,911
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	3,249	3,277,333
HCA, Inc.
Term Loan, 3.03%, Maturing March 31, 2017	3,602	3,606,516
Term Loan, 2.93%, Maturing May 1, 2018	1,540	1,541,438
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	2,622	2,629,974
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019	1,833	1,845,867
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,857	1,870,767
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,139	1,115,850
Term Loan, 7.75%, Maturing May 15, 2018	2,476	2,413,970
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	1,860	1,857,588
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	5,157	5,197,428

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		619	$615,656
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		568	570,560
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		707	708,839
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		751	755,707
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		546	546,191
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017		4,068	4,098,478
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019		1,343	1,352,009
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		3,275	3,301,609
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018		2,164	2,178,497
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018		1,887	1,891,592
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019		597	600,915
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018		1,567	1,573,447
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		718	721,193
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020		375	366,563
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,642	1,548,481
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019		1,836	1,843,561
U.S. Renal Care, Inc.
Term Loan, 5.25%, Maturing July 3, 2019		250	250,625
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		2,243	2,247,201
VWR Funding, Inc.
Term Loan, 4.18%, Maturing April 3, 2017		746	749,515
Term Loan, 4.43%, Maturing April 3, 2017		1,052	1,056,632

			$97,383,606

Home Furnishings — 0.6%
CeramTec Acquisition Corporation
Term Loan, Maturing August 31, 2020(4)		525	$525,656
Serta/Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		1,841	1,849,954
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		1,725	1,710,869

			$4,086,479

Industrial Equipment — 3.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		798	$802,177
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019		796	797,327
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,050	2,043,711
Term Loan, 4.75%, Maturing July 30, 2020	EUR	450	594,990
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020		1,900	1,888,102

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018	1,090	$1,092,174
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018	3,195	3,204,439
International Equipment Solutions, LLC
Term Loan, 6.75%, Maturing August 13, 2019	825	816,234
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	146	146,704
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020	449	452,144
Rexnord LLC
Term Loan, 4.00%, Maturing August 20, 2020	5,125	5,076,953
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	843	849,787
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	1,051	1,052,159
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017	597	604,685
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	380	382,262

		$19,803,848

Insurance — 4.3%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	2,214	$2,226,311
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	4,502	4,530,515
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016	2,596	2,615,789
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	9,676	9,576,592
Term Loan, 3.50%, Maturing July 8, 2020	1,075	1,032,000
Compass Investors Inc.
Term Loan, 5.00%, Maturing December 27, 2019	2,363	2,379,076
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	550	551,719
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	1,020	1,015,396
Hub International Limited
Term Loan, 3.68%, Maturing June 13, 2017	3,282	3,293,022
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	725	728,172

		$27,948,592

Leisure Goods/Activities/Movies — 5.7%
Alpha D2 Limited
Term Loan, 4.50%, Maturing April 30, 2019	2,222	$2,242,818
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	3,583	3,585,655
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	1,020	1,024,719
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing July 24, 2020	2,573	2,587,582
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	968	974,756
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	850	855,844
Equinox Holdings, Inc.
Term Loan, 4.51%, Maturing January 31, 2020	1,347	1,355,041
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	524	525,311

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		1,075	$1,072,313
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		2,936	2,944,847
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018		1,327	772,693
Revolution Studios Distribution Company, LLC
Term Loan, 3.94%, Maturing December 21, 2014(2)		786	657,746
Term Loan - Second Lien, 7.19%, Maturing June 21, 2015(2)		900	652,680
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		1,318	1,333,207
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(4)		4,050	4,020,467
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		3,154	3,135,584
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		1,617	1,636,216
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		1,846	1,864,265
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		525	526,094
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		1,000	1,006,250
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		600	601,125
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		3,209	3,222,914

			$36,598,127

Lodging and Casinos — 2.7%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		481	$487,155
Bally Technologies, Inc.
Term Loan, Maturing August 31, 2020(4)		1,475	1,476,106
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		550	552,578
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		2,895	2,886,555
Term Loan, 5.43%, Maturing January 26, 2018		3,024	2,719,832
Gala Group LTD
Term Loan, 5.49%, Maturing May 25, 2018	GBP	2,850	4,425,272
Great Wolf Resorts, Inc.
Term Loan, 4.50%, Maturing August 6, 2020		275	273,625
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,736	2,733,971
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		1,100	1,106,174
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		550	553,438
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		346	349,658

			$17,564,364

Nonferrous Metals/Minerals — 2.7%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		898	$864,566
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		3,992	3,882,083
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		574	592,203
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		2,924	2,928,624

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	425	$425,531
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,136	1,081,683
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	3,004	3,007,508
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	525	528,938
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	875	888,125
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	1,314	1,189,532
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	455,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	1,834	1,745,983

		$17,589,776

Oil and Gas — 4.7%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	597	$599,239
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	800	812,000
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	2,000	2,000,000
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	181	183,108
Term Loan, 9.00%, Maturing June 23, 2017	2,440	2,497,584
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,144	1,165,779
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	1,316	1,326,671
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	1,080	1,060,987
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,291	8,327,016
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	2,133	2,140,599
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	511	509,930
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	1,950	1,969,013
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	2,238	2,244,475
Term Loan, 5.00%, Maturing September 25, 2019	181	181,661
Term Loan, 5.00%, Maturing September 25, 2019	297	297,411
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	1,291	1,308,122
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	3,312	3,288,311

		$29,911,906

Publishing — 5.0%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing June 6, 2019	848	$839,926
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	2,135	2,131,874
Flint Group SA
Term Loan, 6.65%, Maturing December 30, 2016	93	91,695
Term Loan, 6.65%, Maturing December 30, 2016	1,665	1,635,970
Term Loan, 6.65%, Maturing December 30, 2016	1,683	1,660,630
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,373	5,191,661

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	3,966	$3,964,030
Lamar Media Corporation
Term Loan, 4.00%, Maturing December 30, 2016	39	38,706
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	8,763	8,801,272
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	923	934,221
Media General Inc.
Term Loan, 0.00%, Maturing July 31, 2020(6)	1,250	1,252,494
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014	59	59,210
Merrill Communications, LLC
Term Loan, 7.31%, Maturing March 8, 2018	771	779,800
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020	400	401,833
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014	462	396,630
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	1,150	1,134,159
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing July 31, 2020	1,250	1,243,229
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	1,891	1,902,316

		$32,459,656

Radio and Television — 4.1%
Clear Channel Communications, Inc.
Term Loan, 3.83%, Maturing January 29, 2016	384	$358,779
Term Loan, 6.93%, Maturing January 30, 2019	1,132	1,045,228
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	7,105	7,168,139
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019	1,000	1,024,063
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018	521	527,235
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017	1,538	1,549,264
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019	1,554	1,566,908
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019	806	810,842
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018	665	668,206
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019	459	464,014
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019	1,087	1,097,572
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020	823	819,337
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017	980	980,000
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020	574	574,710
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017	2,220	2,231,047
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 2, 2020	5,510	5,506,623

		$26,391,967

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 6.4%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		1,544	$1,555,466
B&M Retail Limited
Term Loan, 6.01%, Maturing February 18, 2020	GBP	1,925	2,980,688
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		1,539	1,549,146
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		5,213	5,172,400
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		746	752,780
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		743	750,403
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,250	1,262,500
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		1,784	1,784,894
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,919	1,924,978
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,843	2,852,350
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		889	895,416
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		4,966	4,972,195
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		546	548,264
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		2,515	2,517,218
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		522	526,287
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,350	2,364,535
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,976	1,976,371
Term Loan, 4.25%, Maturing August 7, 2019		670	673,845
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,175	2,186,419
Toys ‘R’ US Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		900	890,775
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,463	1,426,794
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	29	34,950
Term Loan, 2.33%, Maturing March 9, 2015	EUR	62	76,417
Term Loan, 2.33%, Maturing March 9, 2015	EUR	347	424,735
Term Loan, 2.83%, Maturing March 8, 2016	EUR	18	22,510
Term Loan, 2.83%, Maturing March 8, 2016	EUR	71	87,080
Term Loan, 2.83%, Maturing March 8, 2016	EUR	440	539,064
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		698	697,376

			$41,445,856

Steel — 2.0%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		1,166	$1,189,998
FMG Resources (August 2006) Pty Ltd.
Term Loan, 5.25%, Maturing October 18, 2017		6,526	6,558,766
JFB Firth Rixson Inc.
Term Loan, 5.00%, Maturing June 30, 2017	GBP	746	1,155,259

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	758	$759,474
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	518	521,030
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013	925	920,375
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	174	173,984
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017	1,620	1,619,540

		$12,898,426

Surface Transport — 0.5%
Hertz Corporation, (The)
Term Loan, 3.75%, Maturing March 12, 2018	2,040	$2,047,399
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017	1,353	1,364,991

		$3,412,390

Telecommunications — 5.6%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,172	$1,161,807
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	424	424,202
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	547	549,416
Term Loan, 4.75%, Maturing March 9, 2020	3,325	3,343,012
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019	3,344	3,319,980
Intelsat Jackson Holdings S.A.
Term Loan, 4.25%, Maturing April 2, 2018	11,541	11,634,371
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019	821	824,466
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019	619	619,523
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	379	380,295
Term Loan, 3.75%, Maturing September 27, 2019	174	174,629
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,375	1,381,302
Term Loan, 5.00%, Maturing April 23, 2019	2,079	2,093,293
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	7,722	7,745,313
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	2,037	2,050,222

		$35,701,831

Utilities — 2.8%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	3,007	$3,036,048
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020	1,150	1,138,660
Term Loan, 3.25%, Maturing January 31, 2022	425	421,458
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	1,054	1,058,603
Term Loan, 4.00%, Maturing April 2, 2018	3,104	3,118,720
Term Loan, 4.00%, Maturing October 9, 2019	943	947,221
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,077	1,072,481
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	650	653,656

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	725	$729,305
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	612	616,973
Power Team Services, LLC
Term Loan, 0.00%, Maturing May 6, 2020(6)	39	38,403
Term Loan, 4.25%, Maturing May 6, 2020	311	308,194
Raven Power Finance, LLC
Term Loan, 8.25%, Maturing November 15, 2018	572	580,707
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.71%, Maturing October 10, 2017	6,000	4,078,367

		$17,798,796

Total Senior Floating-Rate Interests (identified cost $912,285,705)		$912,304,678

Corporate Bonds & Notes — 11.5%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(3)
GenCorp, Inc.
7.125%, 3/15/21(7)	50	$52,625

		$52,625

Automotive — 0.1%
American Axle & Manufacturing, Inc.
9.25%, 1/15/17(7)	120	$128,700
General Motors Financial Co., Inc.
2.75%, 5/15/16(7)	5	4,997
4.75%, 8/15/17(7)	75	77,719
3.25%, 5/15/18(7)	10	9,625
4.25%, 5/15/23(7)	40	36,100
Navistar International Corp.
8.25%, 11/1/21	105	104,868

		$362,009

Beverage and Tobacco — 0.0%(3)
Constellation Brands, Inc.
6.00%, 5/1/22	70	$74,375
4.25%, 5/1/23	105	96,600

		$170,975

Brokers, Dealers and Investment Houses — 0.0%(3)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	55	$57,888
E*TRADE Financial Corp.
6.00%, 11/15/17	15	15,600
6.375%, 11/15/19	45	47,475

		$120,963

Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21(7)	35	$34,038
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	55	56,512
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	70	70,175

Security	Principal Amount* (000’s omitted)		Value
HD Supply, Inc.
8.125%, 4/15/19		40	$44,700
7.50%, 7/15/20(7)		30	31,425
11.50%, 7/15/20		35	41,562
Interline Brands, Inc.
10.00%, 11/15/18(5)		140	151,550
Nortek, Inc.
10.00%, 12/1/18		90	99,000
8.50%, 4/15/21		50	54,375

			$583,337

Business Equipment and Services — 0.1%
Education Management, LLC/Education Management Finance Corp.
15.00%, 7/1/18(7)		56	$59,753
FTI Consulting, Inc.
6.00%, 11/15/22		40	39,700
IMS Health, Incorporated
6.00%, 11/1/20(7)		80	82,300
Iron Mountain, Inc.
6.00%, 8/15/23		95	94,763
TransUnion Holding Co., Inc.
8.125%, 6/15/18(5)		110	116,462
United Rentals North America, Inc.
8.375%, 9/15/20		20	22,000
7.625%, 4/15/22		30	32,400

			$447,378

Cable and Satellite Television — 0.2%
AMC Networks, Inc.
4.75%, 12/15/22		35	$32,987
CCO Holdings, LLC/CCO Capital Corp.
5.25%, 9/30/22		160	146,800
5.75%, 1/15/24		70	65,100
DISH DBS Corp.
6.75%, 6/1/21		210	219,975
5.875%, 7/15/22		70	68,950
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		1,000	915,000

			$1,448,812

Chemicals and Plastics — 1.6%
Ashland, Inc.
3.00%, 3/15/16(7)		15	$15,263
Chemtura Corp.
5.75%, 7/15/21		25	24,813
Hexion US Finance Corp.
6.625%, 4/15/20(7)		1,075	1,066,937
6.625%, 4/15/20		2,000	1,985,000
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	1,000	1,406,896
8.375%, 2/15/19(7)		1,950	2,142,562
7.50%, 5/1/20(7)		900	967,500
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(7)		20	20,400
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	128,375
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)		2,150	2,112,375

Security	Principal Amount* (000’s omitted)		Value
Tronox Finance, LLC
6.375%, 8/15/20(7)		160	$153,600

			$10,023,721

Clothing/Textiles — 0.0%(3)
Levi Strauss & Co.
6.875%, 5/1/22		40	$42,700
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(7)		10	10,362
10.00%, 8/1/20(7)		5	5,088
SIWF Merger Sub, Inc.
6.25%, 6/1/21(7)		55	54,450

			$112,600

Commercial Services — 0.0%(3)
RR Donnelley & Sons Co.
7.00%, 2/15/22		20	$20,150

			$20,150

Conglomerates — 0.0%(3)
Belden, Inc.
5.50%, 9/1/22(7)		20	$19,500
Harbinger Group, Inc.
7.875%, 7/15/19(7)		35	36,313
Spectrum Brands Escrow Corp.
6.375%, 11/15/20(7)		50	51,875
6.625%, 11/15/22(7)		75	77,062

			$184,750

Containers and Glass Products — 0.7%
BOE Merger Corp.
9.50%, 11/1/17(5)(7)		85	$90,525
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23(7)		50	46,375
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		4,350	4,333,687
Sealed Air Corp.
8.375%, 9/15/21(7)		10	11,363

			$4,481,950

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(5)		135	$140,062
Party City Holdings, Inc.
8.875%, 8/1/20(7)		130	139,913
Sun Products Corp. (The)
7.75%, 3/15/21(7)		70	68,950

			$348,925

Diversified Financial Services — 0.3%
KION Finance SA
4.725%, 2/15/20(7)(8)	EUR	1,450	$1,941,785
MPH Intermediate Holding Co. 2
8.375%, 8/1/18(5)(7)		180	184,275

			$2,126,060

Drugs — 0.1%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)		245	$250,206

Security	Principal Amount* (000’s omitted)		Value
VPII Escrow Corp.
7.50%, 7/15/21(7)		70	$75,250

			$325,456

Ecological Services and Equipment — 0.0%(3)
ADS Waste Holdings, Inc.
8.25%, 10/1/20(7)		55	$58,300
Clean Harbors, Inc.
5.25%, 8/1/20		50	49,625
5.125%, 6/1/21		25	24,438

			$132,363

Electronics/Electrical — 0.0%(3)
CommScope Holding Co., Inc.
6.625%, 6/1/20(5)(7)		55	$54,725
Infor US, Inc.
9.375%, 4/1/19		65	72,638
NCR Corp.
5.00%, 7/15/22		65	62,075
Nuance Communications, Inc.
5.375%, 8/15/20(7)		120	114,900

			$304,338

Equipment Leasing — 0.4%
Air Lease Corp.
4.50%, 1/15/16		265	$276,925
International Lease Finance Corp.
8.625%, 9/15/15		1,000	1,101,250
6.75%, 9/1/16(7)		400	439,000
7.125%, 9/1/18(7)		400	446,000

			$2,263,175

Financial Intermediaries — 1.2%
Ally Financial, Inc.
2.46%, 12/1/14(8)		35	$35,028
0.00%, 6/15/15		80	74,700
3.50%, 7/18/16		535	539,681
CIT Group, Inc.
5.50%, 2/15/19(7)		45	46,350
5.375%, 5/15/20		10	10,100
5.00%, 8/15/22		20	18,983
First Data Corp.
7.375%, 6/15/19(7)		1,000	1,042,500
6.75%, 11/1/20(7)		1,640	1,685,100
11.25%, 1/15/21(7)		65	66,950
10.625%, 6/15/21(7)		65	64,919
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,640,665
Lender Processing Services, Inc.
5.75%, 4/15/23		80	83,600
MISA Investments, Ltd.
8.625%, 8/15/18(5)(7)		55	55,206
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	1,000	1,392,821

			$7,756,603

Food Products — 0.0%(3)
B&G Foods, Inc.
4.625%, 6/1/21		25	$23,281

Security	Principal Amount* (000’s omitted)	Value
Michael Foods Holding, Inc.
8.50%, 7/15/18(5)(7)	50	$51,750
Post Holdings, Inc.
7.375%, 2/15/22(7)	15	15,900
Sun Merger Sub, Inc.
5.25%, 8/1/18(7)	25	25,157
5.875%, 8/1/21(7)	20	20,000

		$136,088

Food Service — 0.0%(3)
Aramark Corp.
5.75%, 3/15/20(7)	35	$35,875

		$35,875

Food/Drug Retailers — 0.0%(3)
Pantry, Inc.
8.375%, 8/1/20	75	$79,875

		$79,875

Health Care — 0.9%
Accellent, Inc.
8.375%, 2/1/17	180	$185,850
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	4	4,350
Alere, Inc.
8.625%, 10/1/18	45	48,656
6.50%, 6/15/20(7)	35	35,088
Amsurg Corp.
5.625%, 11/30/20	20	20,300
Biomet, Inc.
6.50%, 8/1/20	175	180,250
Community Health Systems, Inc.
5.125%, 8/15/18	2,445	2,506,125
7.125%, 7/15/20	130	131,462
ConvaTec Finance International SA
8.25%, 1/15/19(5)(7)	200	197,500
DaVita, Inc.
5.75%, 8/15/22	225	223,875
DJO Finance, LLC/DJO Finance Corp.
8.75%, 3/15/18	20	21,750
HCA Holdings, Inc.
6.25%, 2/15/21	90	90,450
HCA, Inc.
6.50%, 2/15/20	20	21,525
4.75%, 5/1/23	1,200	1,123,500
Hologic, Inc.
6.25%, 8/1/20	265	277,587
INC Research, LLC
11.50%, 7/15/19(7)	55	58,850
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	50	55,375
Tenet Healthcare Corp.
4.375%, 10/1/21(7)	675	613,406
United Surgical Partners International, Inc.
9.00%, 4/1/20	65	71,988
VWR Funding, Inc.
7.25%, 9/15/17	95	99,275

		$5,967,162

Security	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.2%
Libbey Glass, Inc.
6.875%, 5/15/20		752	$807,460
Sanitec Corp.
4.976%, 5/15/18(7)(8)	EUR	300	402,938
Tempur Sealy International, Inc.
6.875%, 12/15/20		40	41,950

			$1,252,348

Homebuilders/Real Estate — 0.0%(3)
BC Mountain, LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21(7)		65	$66,950

			$66,950

Industrial Equipment — 0.0%(3)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2)(7)(9)		87	$62,579
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		40	39,700

			$102,279

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)		50	$51,375
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		1,175	1,233,750
Hub International, Ltd.
8.125%, 10/15/18(7)		70	77,350
Onex USI Acquisition Corp.
7.75%, 1/15/21(7)		115	115,863
Towergate Finance PLC
6.009%, 2/15/18(7)(8)	GBP	700	1,079,583

			$2,557,921

Leisure Goods/Activities/Movies — 0.2%
AMC Entertainment, Inc.
8.75%, 6/1/19		85	$91,800
Bombardier, Inc.
4.25%, 1/15/16(7)		50	51,938
6.125%, 1/15/23(7)		25	24,750
National CineMedia, LLC
6.00%, 4/15/22		835	855,875
NCL Corp., Ltd.
5.00%, 2/15/18(7)		30	29,775
Regal Entertainment Group
5.75%, 2/1/25		30	27,750
Royal Caribbean Cruises
6.875%, 12/1/13		40	40,650
7.25%, 6/15/16		25	28,125
7.25%, 3/15/18		50	57,000
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19		75	81,750
Viking Cruises, Ltd.
8.50%, 10/15/22(7)		65	71,337
WMG Acquisition Corp.
6.00%, 1/15/21(7)		50	51,500

			$1,412,250

Security	Principal Amount* (000’s omitted)	Value
Lodging and Casinos — 1.0%
Buffalo Thunder Development Authority
9.375%, 12/15/14(7)(10)	535	$184,575
Caesars Entertainment Operating Co., Inc.
11.25%, 6/1/17	1,000	1,032,500
8.50%, 2/15/20	2,375	2,275,547
9.00%, 2/15/20	630	607,950
9.00%, 2/15/20	1,300	1,254,500
Inn of the Mountain Gods Resort & Casino
8.75%, 11/30/20(7)	66	66,495
MGM Resorts International
6.625%, 12/15/21	120	121,950
7.75%, 3/15/22	30	32,025
Mohegan Tribal Gaming Authority
11.00%, 9/15/18(7)	50	49,375
Station Casinos, LLC
7.50%, 3/1/21	85	87,975
SugarHouse HSP Gaming Prop Mezz, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(7)	20	19,100
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	345	315,675
Waterford Gaming, LLC
8.625%, 9/15/14(2)(7)	162	80,318

		$6,127,985

Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal
6.75%, 2/25/22	25	$25,562
Eldorado Gold Corp.
6.125%, 12/15/20(7)	120	115,200
IAMGOLD Corp.
6.75%, 10/1/20(7)	100	87,000
Inmet Mining Corp.
8.75%, 6/1/20(7)	30	31,500
7.50%, 6/1/21(7)	50	50,500

		$309,762

Nonferrous Metals/Minerals — 0.0%(3)
New Gold, Inc.
7.00%, 4/15/20(7)	45	$46,013
6.25%, 11/15/22(7)	70	67,375

		$113,388

Oil and Gas — 0.5%
Atlas Energy Holdings Operating Co., LLC
7.75%, 1/15/21(7)	30	$27,975
Atlas Pipeline Partners, LP
4.75%, 11/15/21(7)	30	26,850
Berry Petroleum Co.
6.375%, 9/15/22	20	19,975
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	55	56,238
Bristow Group, Inc.
6.25%, 10/15/22	85	87,444
Chesapeake Energy Corp.
6.125%, 2/15/21	120	125,400
5.75%, 3/15/23	125	125,000
Concho Resources, Inc.
5.50%, 4/1/23	170	165,750

Security	Principal Amount* (000’s omitted)	Value
Continental Resources, Inc.
5.00%, 9/15/22	165	$167,475
4.50%, 4/15/23	70	69,125
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	70	69,650
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22(7)	130	125,450
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	145	160,225
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	190	202,825
7.75%, 9/1/22	40	43,000
EPL Oil & Gas, Inc.
8.25%, 2/15/18	80	84,600
FTS International Services, LLC/FTS International Bonds, Inc.
8.125%, 11/15/18(7)	46	49,335
Kodiak Oil & Gas Corp.
5.50%, 1/15/21(7)	15	14,925
Laredo Petroleum, Inc.
7.375%, 5/1/22	75	79,500
MEG Energy Corp.
6.375%, 1/30/23(7)	105	105,262
Murphy Oil USA, Inc.
6.00%, 8/15/23(7)	140	139,650
Newfield Exploration Co.
5.625%, 7/1/24	130	126,100
Oasis Petroleum, Inc.
6.875%, 1/15/23	140	148,050
Pacific Drilling SA
5.375%, 6/1/20(7)	50	48,375
Plains Exploration & Production Co.
6.875%, 2/15/23	195	207,478
Rosetta Resources, Inc.
5.625%, 5/1/21	60	58,200
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21(7)	170	163,200
Sabine Pass LNG, LP
6.50%, 11/1/20(7)	105	106,050
SandRidge Energy, Inc.
7.50%, 3/15/21	30	30,000
8.125%, 10/15/22	5	5,050
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	35	36,050
SM Energy Co.
6.50%, 1/1/23	85	87,975
Tesoro Corp.
5.375%, 10/1/22	105	100,800

		$3,062,982

Publishing — 0.1%
Gannett Co., Inc.
5.125%, 7/15/20(7)	45	$44,775
Laureate Education, Inc.
9.25%, 9/1/19(7)	645	699,825
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(7)	105	111,300

		$855,900

Security	Principal Amount* (000’s omitted)	Value
Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	953	$922,028
11.25%, 3/1/21	50	51,500
Clear Channel Worldwide Holdings, Inc., Series A
6.50%, 11/15/22	50	49,875
Clear Channel Worldwide Holdings, Inc., Series B
6.50%, 11/15/22	140	140,700
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	68,950
Univision Communications, Inc.
6.75%, 9/15/22(7)	925	964,312
5.125%, 5/15/23(7)	65	61,669

		$2,259,034

Real Estate Investment Trusts (REITs) — 0.0%(3)
RHP Hotel Properties, LP/RHP Finance Corp.
5.00%, 4/15/21(7)	15	$14,025

		$14,025

Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(5)(7)	75	$77,063
Claire’s Stores, Inc.
9.00%, 3/15/19(7)	140	156,625
6.125%, 3/15/20(7)	80	80,000
Hot Topic, Inc.
9.25%, 6/15/21(7)	130	132,600
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(5)(7)	215	216,075
Michaels Stores, Inc.
7.75%, 11/1/18	45	48,656
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(5)(7)	115	118,737
PETCO Holdings, Inc.
8.50%, 10/15/17(5)(7)	215	220,375
Radio Systems Corp.
8.375%, 11/1/19(7)	65	70,525
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	185	186,156

		$1,306,812

Software and Services — 0.0%(3)
BMC Software Finance, Inc.
8.125%, 7/15/21(7)	95	$96,663
Healthcare Technology Intermediate, Inc.
7.375%, 9/1/18(5)(7)	75	76,500

		$173,163

Steel — 0.0%(3)
AK Steel Corp.
8.75%, 12/1/18	35	$37,100

		$37,100

Surface Transport — 0.0%(3)
Hertz Corp. (The)
6.25%, 10/15/22	55	$56,237

Security	Principal Amount* (000’s omitted)		Value
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)		35	$34,738

			$90,975

Telecommunications — 1.2%
Alcatel-Lucent USA, Inc.
8.875%, 1/1/20(7)		200	$205,000
Avaya, Inc.
9.00%, 4/1/19(7)		50	48,250
10.50%, 3/1/21(7)		489	379,930
Crown Castle International Corp.
5.25%, 1/15/23		105	99,750
Frontier Communications Corp.
7.625%, 4/15/24		55	54,038
Hughes Satellite Systems Corp.
6.50%, 6/15/19		1,000	1,057,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20		110	117,975
Intelsat Luxembourg SA
7.75%, 6/1/21(7)		160	165,400
8.125%, 6/1/23(7)		120	125,850
MetroPCS Wireless, Inc.
6.25%, 4/1/21(7)		60	60,075
6.625%, 4/1/23(7)		105	104,606
NII International Telecom SCA
7.875%, 8/15/19(7)		70	66,325
SBA Communications Corp.
5.625%, 10/1/19		60	59,400
SBA Telecommunications, Inc.
5.75%, 7/15/20		95	95,950
Softbank Corp.
4.50%, 4/15/20(7)		200	189,138
Sprint Nextel Corp.
7.00%, 8/15/20		680	705,500
6.00%, 11/15/22		110	103,400
Virgin Media Secure Finance PLC
5.375%, 4/15/21(7)		1,025	1,004,500
6.00%, 4/15/21(7)	GBP	1,050	1,639,389
Wind Acquisition Finance SA
5.476%, 4/30/19(7)(8)	EUR	550	732,359
6.50%, 4/30/20(7)		525	527,625
Windstream Corp.
7.75%, 10/1/21(7)		90	92,475
6.375%, 8/1/23		40	36,350

			$7,670,785

Utilities — 1.4%
AES Corp. (The)
4.875%, 5/15/23		35	$32,287
Calpine Corp.
7.50%, 2/15/21(7)		4,590	4,888,350
7.875%, 1/15/23(7)		3,442	3,708,755
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(7)		35	35,569
Energy Transfer Equity, LP
7.50%, 10/15/20		30	32,850

			$8,697,811

		Value

Total Corporate Bonds & Notes (identified cost $72,293,171)		$73,596,660

Asset-Backed Securities — 2.4%

Security	Principal Amount (000’s omitted)	Value
Babson Ltd., Series 2005-1A, Class C1, 2.218%, 4/15/19(7)(8)	$753	$710,901
Babson Ltd., Series 2013-IA, Class C, 2.912%, 4/20/25(7)(8)	500	484,597
Babson Ltd., Series 2013-IA, Class D, 3.712%, 4/20/25(7)(8)	400	386,061
Babson Ltd., Series 2013-IA, Class E, 4.612%, 4/20/25(7)(8)	250	226,243
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.774%, 3/8/17(7)(8)	985	984,632
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.018%, 7/17/19(7)(8)	750	720,393
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.976%, 4/21/25(7)(8)	2,925	2,802,320
Comstock Funding Ltd., Series 2006-1A, Class D, 4.511%, 5/30/20(7)(8)	692	635,887
Dryden Senior Loan Fund, Series 2013-28A, Class A3L, 2.975%, 8/15/25(7)(8)	1,500	1,470,888
Dryden Senior Loan Fund, Series 2013-28A, Class B1L, 3.475%, 8/15/25(7)(8)	640	600,396
Dryden Senior Loan Fund, Series 2013-28A, Class B2L, 4.175%, 8/15/25(7)(8)	430	366,386
Oak Hill Credit Partners, Series 2013-8A, Class C, 2.975%, 4/20/25(7)(8)	450	432,786
Oak Hill Credit Partners, Series 2013-8A, Class D, 3.775%, 4/20/25(7)(8)	500	477,987
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.022%, 7/17/25(7)(8)	1,025	993,734
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/25(7)(8)	1,025	973,726
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.772%, 7/17/25(7)(8)	1,225	1,110,046
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.516%, 11/8/24(7)(8)	1,750	1,749,351

Total Asset-Backed Securities (identified cost $15,395,868)		$15,126,334

Common Stocks — 1.7%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(9)(11)	20,780	$779,250

		$779,250

Building and Development — 0.1%
Panolam Holdings Co.(2)(11)(12)	280	$367,553
United Subcontractors, Inc.(2)(9)(11)	601	27,460

		$395,013

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(2)(9)(11)	50,495	$328,218

		$328,218

Leisure Goods/Activities/Movies — 0.5%
Metro-Goldwyn-Mayer Holdings, Inc.(9)(11)	66,174	$3,639,570

		$3,639,570

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(11)	83	$6,640
Tropicana Entertainment, Inc.(2)(9)(11)	37,016	551,538

		$558,178

Nonferrous Metals/Minerals — 0.0%(3)
Euramax International, Inc.(2)(9)(11)	701	$140,240

		$140,240

Security	Shares	Value
Publishing — 0.5%
ION Media Networks, Inc.(2)(9)(11)	4,429	$2,807,100
MediaNews Group, Inc.(2)(9)(11)	29,104	610,603

		$3,417,703

Radio and Television — 0.3%
New Young Broadcasting Holding Co., Inc.(2)(9)(11)	232	$1,751,600

		$1,751,600

Total Common Stocks (identified cost $5,274,602)		$11,009,772

Warrants — 0.0%(3)

Security	Shares	Value
Oil and Gas — 0.0%(3)
SemGroup Corp., Expires 11/30/14(11)	1,647	$49,970

		$49,970

Radio and Television — 0.0%(3)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(2)(9)(11)	3	$22,650

		$22,650

Total Warrants (identified cost $5,172)		$72,620

Miscellaneous — 0.0%(3)

Security	Shares	Value
Oil and Gas — 0.0%(3)
SemGroup Corp., Escrow Certificate(11)	605,000	$12,100

Total Miscellaneous (identified cost $0)		$12,100

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$5,295	$5,295,329

Total Short-Term Investments (identified cost $5,295,329)		$5,295,329

Total Investments — 158.5% (identified cost $1,010,549,847)		$1,017,417,493

Less Unfunded Loan Commitments — (0.2)%		$(1,288,889)

Net Investments — 158.3% (identified cost $1,009,260,958)		$1,016,128,604

Notes Payable — (46.7)%		$(300,000,000)

Value
Variable Rate Term Preferred Shares, at Liquidation Value — (12.5)%	$(80,000,000)

Other Assets, Less Liabilities — 0.9%	$5,944,219

Net Assets Applicable to Common Shares — 100.0%	$642,072,823

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Amount is less than 0.05%.

(4)	This Senior Loan will settle after August 31, 2013, at which time the interest rate will be determined.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(6)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2013, the aggregate value of these securities is $56,707,302 or 8.8% of the Trust’s net assets applicable to common shares.

(8)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2013.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2013 was $4,019.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,009,825,240

Gross unrealized appreciation	$14,933,865
Gross unrealized depreciation	(8,630,501)

Net unrealized appreciation	$6,303,364

Restricted Securities

At August 31, 2013, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$367,553

Total Restricted Securities			$153,860	$367,553

A summary of open financial instruments at August 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
9/30/13	British Pound Sterling 6,800,623	United States Dollar 10,419,575	Citibank NA	$(117,232)
9/30/13	Euro 9,343,893	United States Dollar 12,156,124	HSBC Bank USA	(194,284)
10/31/13	British Pound Sterling 7,234,024	United States Dollar 11,087,335	HSBC Bank USA	(118,299)
10/31/13	Euro 8,096,675	United States Dollar 10,729,309	Deutsche Bank	26,158
11/29/13	British Pound Sterling 3,147,275	United States Dollar 4,881,896	Goldman Sachs International	7,673
11/29/13	Euro 6,835,430	United States Dollar 9,113,269	Citibank NA	76,329

				$(319,655)

At August 31, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At August 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $110,160 and $429,815, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$908,556,775	$2,459,014	$911,015,789
Corporate Bonds & Notes	—	73,453,763	142,897	73,596,660
Asset-Backed Securities	—	15,126,334	—	15,126,334
Common Stocks	—	4,425,460	6,584,312	11,009,772
Warrants	—	49,970	22,650	72,620
Miscellaneous	—	12,100	—	12,100
Short-Term Investments	—	5,295,329	—	5,295,329
Total Investments	$—	$1,006,919,731	$9,208,873	$1,016,128,604
Forward Foreign Currency Exchange Contracts	$—	$110,160	$—	$110,160
Total	$—	$1,007,029,891	$9,208,873	$1,016,238,764

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(429,815)	$—	$(429,815)
Total	$—	$(429,815)	$—	$(429,815)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2013 is not presented.

At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2013